Outstanding Principal Balance And Carrying Amount Of These Loans Included In The Consolidated Balance Sheet (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding principal balance	$ 579,983,000	$ 408,312,000
Carrying amount	573,894,868	403,384,642
Business Acquisition
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding principal balance	108,639,000
Carrying amount	$ 108,441,000